Employee Retirement Benefit (Details) (Employee Retirement Benefit, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Retirement Benefit
Employee retirement benefit contributions	$ 88,356	$ 80,996